UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 92.5%
Consumer Discretionary 20.8%
313 Group, Inc., 144A, 6.375%, 12/1/2019		1,895,000	1,878,419
AMC Entertainment, Inc., 8.75%, 6/1/2019		5,685,000	6,296,137
AMC Networks, Inc., 7.75%, 7/15/2021		720,000	824,400
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		3,990,000	4,119,675
8.375%, 11/15/2020		3,510,000	3,896,100
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		8,120,000	8,972,600
9.625%, 3/15/2018		2,120,000	2,363,800
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,685,812
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		3,950,000	4,266,000
Cablevision Systems Corp.:
7.75%, 4/15/2018		295,000	328,188
8.0%, 4/15/2020		520,000	585,650
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		6,905,000	6,853,212
10.0%, 12/15/2018		3,435,000	2,275,688
11.25%, 6/1/2017		6,710,000	7,188,087
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		1,935,000	2,041,425
CCO Holdings LLC:
5.25%, 9/30/2022		13,400,000	13,567,500
6.5%, 4/30/2021		4,730,000	5,102,487
6.625%, 1/31/2022		4,060,000	4,435,550
7.0%, 1/15/2019		6,185,000	6,672,069
7.25%, 10/30/2017		4,005,000	4,365,450
7.375%, 6/1/2020		490,000	543,900
7.875%, 4/30/2018		1,800,000	1,937,250
8.125%, 4/30/2020		1,200,000	1,344,000
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		2,140,000	2,134,650
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		10,810,000	11,255,912
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		1,300,000	1,277,250
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		1,245,000	1,279,238
Series B, 144A, 6.5%, 11/15/2022		3,380,000	3,506,750
Series A, 7.625%, 3/15/2020		990,000	987,525
Series B, 7.625%, 3/15/2020		10,455,000	10,533,412
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,669,213
CSC Holdings LLC, 144A, 6.75%, 11/15/2021		12,600,000	13,970,250
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		2,235,000	2,195,888
DineEquity, Inc., 9.5%, 10/30/2018		4,775,000	5,425,594
DISH DBS Corp.:
6.75%, 6/1/2021		4,420,000	5,038,800
7.125%, 2/1/2016		1,820,000	2,038,400
7.875%, 9/1/2019		4,165,000	4,935,525
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		3,640,000	2,275
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		3,760,000	3,844,600
Harron Communications LP, 144A, 9.125%, 4/1/2020		2,550,000	2,792,250
Hertz Corp.:
6.75%, 4/15/2019		685,000	747,506
144A, 6.75%, 4/15/2019		1,995,000	2,177,044
7.5%, 10/15/2018		6,940,000	7,668,700
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		2,145,000	2,163,769
Lear Corp., 8.125%, 3/15/2020		1,692,000	1,907,730
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		2,080,000	2,267,200
Libbey Glass, Inc., 6.875%, 5/15/2020		1,165,000	1,252,375
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		4,480,000	4,956,000
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		4,035,000	4,105,612
Mediacom LLC:
7.25%, 2/15/2022		995,000	1,069,625
9.125%, 8/15/2019		1,745,000	1,932,588
MGM Resorts International:
6.625%, 12/15/2021		5,720,000	5,720,000
144A, 6.75%, 10/1/2020		1,625,000	1,659,531
7.5%, 6/1/2016		1,575,000	1,689,188
7.625%, 1/15/2017		4,480,000	4,793,600
144A, 8.625%, 2/1/2019		7,695,000	8,579,925
10.0%, 11/1/2016		1,795,000	2,077,713
National CineMedia LLC:
6.0%, 4/15/2022		1,955,000	2,072,300
7.875%, 7/15/2021		2,015,000	2,231,613
Norcraft Companies LP, 10.5%, 12/15/2015		8,730,000	8,795,475
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		3,315,000	3,489,037
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		2,835,000	2,920,050
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,791,650
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK) (b)		1,075,000	1,104,563
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		1,885,000	1,986,319
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		1,400,000	1,561,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/2022		1,440,000	1,522,800
Sabre Holdings Corp., 8.35%, 3/15/2016		2,560,000	2,726,400
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		1,420,000	1,535,375
144A, 7.804%, 10/1/2020		2,995,000	3,077,063
Sonic Automotive, Inc.:
144A, 7.0%, 7/15/2022		945,000	1,034,775
Series B, 9.0%, 3/15/2018		4,530,000	4,971,675
Sotheby's, 144A, 5.25%, 10/1/2022		1,930,000	1,949,300
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (b)		1,510,000	1,543,975
Travelport LLC:
4.936% **, 9/1/2014		2,640,000	2,065,800
9.0%, 3/1/2016 (b)		605,000	468,875
UCI International, Inc., 8.625%, 2/15/2019		2,740,000	2,716,025
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		7,260,000	7,495,950
144A, 7.5%, 3/15/2019		3,805,000	4,185,500
144A, 7.5%, 3/15/2019	EUR	2,000,000	2,884,092
144A, 8.125%, 12/1/2017	EUR	1,610,000	2,299,381
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	6,670,000	9,856,158
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		480,000	499,200
144A, 7.875%, 11/1/2020		4,065,000	4,400,362
144A, 8.5%, 5/15/2021		1,690,000	1,744,925
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	12,170,000	18,023,585
144A, 9.75%, 4/15/2018	EUR	5,065,000	7,146,854
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		1,880,000	2,030,400
Visant Corp., 10.0%, 10/1/2017		3,535,000	3,172,662
Visteon Corp., 6.75%, 4/15/2019 (b)		3,520,000	3,748,800
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		2,805,000	3,029,400

			343,280,376
Consumer Staples 2.7%
Alliance One International, Inc., 10.0%, 7/15/2016		1,145,000	1,205,113
Darling International, Inc., 8.5%, 12/15/2018		3,515,000	4,037,856
Del Monte Corp., 7.625%, 2/15/2019		3,305,000	3,445,462
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,030,000	1,071,200
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		6,410,000	6,810,625
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,450,000	1,537,000
Michael Foods Group, Inc., 9.75%, 7/15/2018		3,240,000	3,580,200
NBTY, Inc., 9.0%, 10/1/2018		1,515,000	1,711,950
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,605,000	2,640,819
Smithfield Foods, Inc.:
6.625%, 8/15/2022		2,400,000	2,652,000
7.75%, 7/1/2017		5,025,000	5,854,125
Tops Holding Corp.:
144A, 8.875%, 12/15/2017		945,000	980,438
10.125%, 10/15/2015		2,815,000	2,969,825
TreeHouse Foods, Inc., 7.75%, 3/1/2018		2,280,000	2,473,800
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		3,350,000	3,417,000

			44,387,413
Energy 12.7%
Access Midstream Partners LP:
4.875%, 5/15/2023		2,380,000	2,415,700
6.125%, 7/15/2022		2,970,000	3,200,175
Arch Coal, Inc.:
7.0%, 6/15/2019 (b)		950,000	883,500
7.25%, 10/1/2020 (b)		855,000	793,013
Berry Petroleum Co., 6.75%, 11/1/2020		200,000	215,000
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		1,920,000	1,992,000
8.625%, 10/15/2020		1,760,000	1,918,400
Chaparral Energy, Inc., 144A, 7.625%, 11/15/2022		2,150,000	2,236,000
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		1,380,000	1,300,650
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	5,197,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		1,140,000	1,219,800
8.5%, 12/15/2019		580,000	636,550
Continental Resources, Inc.:
5.0%, 9/15/2022		1,680,000	1,810,200
7.125%, 4/1/2021		1,335,000	1,508,550
7.375%, 10/1/2020		1,560,000	1,762,800
8.25%, 10/1/2019		855,000	957,600
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		5,005,000	5,192,687
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		925,000	964,313
8.875%, 2/15/2018		2,765,000	2,986,200
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		3,345,000	3,545,700
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		4,445,000	4,533,900
EP Energy LLC:
6.875%, 5/1/2019		3,085,000	3,347,225
7.75%, 9/1/2022		1,670,000	1,770,200
9.375%, 5/1/2020		1,415,000	1,595,413
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (b)		4,230,000	4,192,987
EV Energy Partners LP, 8.0%, 4/15/2019		7,815,000	8,293,669
Frontier Oil Corp., 6.875%, 11/15/2018		240,000	258,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		5,975,000	5,317,750
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		8,665,000	9,358,200
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		990,000	1,059,300
8.25%, 3/15/2018		2,670,000	2,903,625
HollyFrontier Corp., 9.875%, 6/15/2017		4,250,000	4,600,625
Linn Energy LLC:
144A, 6.25%, 11/1/2019		6,880,000	6,914,400
6.5%, 5/15/2019		3,095,000	3,125,950
MarkWest Energy Partners LP, 5.5%, 2/15/2023		2,420,000	2,625,700
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		5,030,000	5,243,775
144A, 6.5%, 3/15/2021		1,880,000	1,978,700
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		2,180,000	2,316,250
Murray Energy Corp., 144A, 10.25%, 10/15/2015		3,545,000	3,438,650
Newfield Exploration Co., 7.125%, 5/15/2018		2,280,000	2,405,400
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		4,880,000	4,977,600
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		3,540,000	3,761,250
7.25%, 2/1/2019		5,875,000	6,315,625
Offshore Group Investment Ltd.:
144A, 7.5%, 11/1/2019		5,355,000	5,408,550
11.5%, 8/1/2015		1,251,000	1,363,590
Plains Exploration & Production Co.:
6.125%, 6/15/2019		2,100,000	2,289,000
6.75%, 2/1/2022		7,105,000	7,975,362
6.875%, 2/15/2023		4,730,000	5,404,025
7.625%, 6/1/2018		2,695,000	2,836,488
Quicksilver Resources, Inc., 11.75%, 1/1/2016		3,095,000	3,056,313
Range Resources Corp., 5.0%, 8/15/2022		5,000,000	5,225,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		2,070,000	2,214,900
SESI LLC:
6.375%, 5/1/2019		1,925,000	2,059,750
7.125%, 12/15/2021		6,355,000	7,069,937
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		2,680,000	2,747,000
Swift Energy Co.:
144A, 7.875%, 3/1/2022		2,360,000	2,466,200
7.875%, 3/1/2022		4,110,000	4,294,950
Tesoro Corp.:
4.25%, 10/1/2017		2,060,000	2,132,100
5.375%, 10/1/2022		1,440,000	1,533,600
Venoco, Inc., 8.875%, 2/15/2019		4,695,000	4,401,562
WPX Energy, Inc.:
5.25%, 1/15/2017		9,110,000	9,656,600
6.0%, 1/15/2022		6,660,000	7,176,150

			210,381,609
Financials 15.3%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		4,430,000	4,164,200
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		4,210,000	4,420,500
Ally Financial, Inc.:
4.625%, 6/26/2015		8,255,000	8,605,639
5.5%, 2/15/2017		3,490,000	3,733,473
8.0%, 3/15/2020		2,990,000	3,662,750
8.0%, 11/1/2031		2,990,000	3,786,087
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		1,870,000	1,926,100
Alrosa Finance SA, 144A, 8.875%, 11/17/2014		3,260,000	3,602,300
Altice Financing SA, 144A, 7.875%, 12/15/2019		2,120,000	2,241,900
AmeriGas Finance LLC:
6.75%, 5/20/2020		990,000	1,086,525
7.0%, 5/20/2022		990,000	1,101,375
Antero Resources Finance Corp.:
7.25%, 8/1/2019		2,410,000	2,626,900
9.375%, 12/1/2017		3,270,000	3,588,825
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		3,500,000	3,797,500
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		3,749,120	3,955,322
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		3,745,000	3,745,000
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		2,380,000	2,380,000
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		4,430,000	4,706,875
CIT Group, Inc.:
5.0%, 5/15/2017		2,950,000	3,127,000
5.25%, 3/15/2018		5,095,000	5,451,650
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		3,340,000	3,648,950
E*TRADE Financial Corp.:
6.375%, 11/15/2019		5,395,000	5,529,875
6.75%, 6/1/2016		6,070,000	6,388,675
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		1,980,000	2,126,025
144A, 5.875%, 1/31/2022		1,740,000	1,887,900
Hellas Telecommunications Finance SCA, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	2,522,281	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		860,000	875,050
8.875%, 2/1/2018		23,005,000	23,637,637
International Lease Finance Corp.:
Series R, 5.65%, 6/1/2014		3,060,000	3,184,297
5.75%, 5/15/2016		895,000	943,410
6.25%, 5/15/2019		2,695,000	2,870,175
8.625%, 9/15/2015		1,885,000	2,118,269
8.625%, 1/15/2022 (b)		2,775,000	3,427,125
8.75%, 3/15/2017		6,150,000	7,103,250
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		5,622,000	5,959,320
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		7,115,000	7,435,175
8.125%, 7/1/2019		5,585,000	6,087,650
8.625%, 7/15/2020		4,660,000	5,172,600
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		1,670,000	1,753,500
(REIT), 6.875%, 5/1/2021		2,415,000	2,620,275
National Money Mart Co., 10.375%, 12/15/2016		6,100,000	6,740,500
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		1,480,000	1,550,300
144A, 5.875%, 3/15/2022		2,470,000	2,618,200
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		1,440,000	1,432,800
NII Capital Corp., 7.625%, 4/1/2021		3,290,000	2,492,175
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		3,215,000	3,423,975
9.25%, 4/1/2015		2,026,000	2,056,390
Reynolds Group Issuer, Inc.:
144A, 5.75%, 10/15/2020		3,820,000	3,944,150
6.875%, 2/15/2021		9,230,000	9,945,325
7.125%, 4/15/2019		3,240,000	3,483,000
8.25%, 2/15/2021		1,750,000	1,776,250
8.5%, 5/15/2018		3,505,000	3,592,625
9.875%, 8/15/2019		1,195,000	1,278,650
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		3,655,000	4,057,050
144A, 8.5%, 2/15/2019		1,500,000	1,695,000
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		2,170,000	2,170,000
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		1,680,000	1,671,600
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	5,000,000	7,061,737
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	2,220,000	3,129,551
144A, 6.75%, 8/15/2024	EUR	2,220,000	3,135,411
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		3,105,000	3,345,638
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		2,395,000	2,418,950
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,601,519
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,180,000	2,398,000
Virgin Media Finance PLC:
4.875%, 2/15/2022		2,390,000	2,443,775
5.25%, 2/15/2022		4,150,000	4,399,000
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		3,475,000	3,518,437
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		950,000	1,002,250

			252,861,337
Health Care 5.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		4,325,000	4,584,500
Biomet, Inc.:
144A, 6.5%, 8/1/2020		3,350,000	3,559,375
144A, 6.5%, 10/1/2020		960,000	954,000
Community Health Systems, Inc.:
5.125%, 8/15/2018		10,975,000	11,441,437
7.125%, 7/15/2020		12,190,000	13,012,825
HCA Holdings, Inc., 7.75%, 5/15/2021		4,625,000	5,018,125
HCA, Inc.:
5.875%, 3/15/2022		2,505,000	2,724,188
6.5%, 2/15/2020		9,615,000	10,816,875
7.5%, 2/15/2022		7,225,000	8,272,625
9.875%, 2/15/2017		176,000	185,900
Hologic, Inc., 144A, 6.25%, 8/1/2020		1,935,000	2,084,963
IMS Health, Inc., 144A, 6.0%, 11/1/2020		2,350,000	2,461,625
Mylan, Inc., 144A, 7.875%, 7/15/2020		1,580,000	1,867,182
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		2,870,000	3,149,825
STHI Holding Corp., 144A, 8.0%, 3/15/2018		2,775,000	3,003,937
Tenet Healthcare Corp., 6.25%, 11/1/2018		14,050,000	15,419,875
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		3,200,000	3,408,000

			91,965,257
Industrials 7.6%
Accuride Corp., 9.5%, 8/1/2018		3,616,000	3,489,440
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	4,192,300
Air Lease Corp., 5.625%, 4/1/2017		4,155,000	4,404,300
Armored Autogroup, Inc., 9.25%, 11/1/2018		4,685,000	3,970,537
BakerCorp International, Inc., 8.25%, 6/1/2019		2,785,000	2,785,000
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,452,400
Bombardier, Inc., 144A, 5.75%, 3/15/2022		3,940,000	4,048,350
Briggs & Stratton Corp., 6.875%, 12/15/2020		1,275,000	1,442,344
Casella Waste Systems, Inc., 7.75%, 2/15/2019		4,935,000	4,688,250
CHC Helicopter SA, 9.25%, 10/15/2020		4,450,000	4,683,625
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		2,375,000	2,458,125
Ducommun, Inc., 9.75%, 7/15/2018		2,795,000	3,004,625
DynCorp International, Inc., 10.375%, 7/1/2017		3,745,000	3,426,675
Florida East Coast Railway Corp., 8.125%, 2/1/2017		1,750,000	1,855,000
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		1,885,000	1,950,975
Garda World Security Corp., 144A, 9.75%, 3/15/2017		3,020,000	3,163,450
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		2,400,000	2,610,000
7.125%, 3/15/2021		2,480,000	2,697,000
Interline Brands, Inc., 7.5%, 11/15/2018		2,245,000	2,424,600
Iron Mountain, Inc., 5.75%, 8/15/2024		3,375,000	3,417,188
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		3,780,000	3,855,600
Meritor, Inc.:
8.125%, 9/15/2015		4,085,000	4,299,462
10.625%, 3/15/2018		2,870,000	2,991,975
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		6,000,000	5,220,000
8.875%, 11/1/2017 (b)		3,815,000	3,805,463
Navios South American Logistics, Inc., 9.25%, 4/15/2019		2,415,000	2,369,719
Nortek, Inc., 8.5%, 4/15/2021		3,615,000	4,012,650
Ply Gem Industries, Inc., 144A, 9.375%, 4/15/2017		1,635,000	1,741,275
Sitel LLC, 11.5%, 4/1/2018		4,540,000	3,200,700
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		1,465,000	1,567,550
7.5%, 10/1/2017		1,730,000	1,851,100
Titan International, Inc., 7.875%, 10/1/2017		4,005,000	4,255,312
TransDigm, Inc., 7.75%, 12/15/2018		2,820,000	3,119,625
United Rentals North America, Inc.:
144A, 5.75%, 7/15/2018		3,460,000	3,728,150
6.125%, 6/15/2023		210,000	221,550
144A, 7.375%, 5/15/2020		5,690,000	6,244,775
144A, 7.625%, 4/15/2022		5,690,000	6,358,575
Welltec A/S, 144A, 8.0%, 2/1/2019		2,800,000	2,968,000

			125,975,665
Information Technology 4.3%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		2,375,000	2,410,625
Avaya, Inc., 144A, 7.0%, 4/1/2019		6,630,000	6,199,050
CDW LLC, 8.5%, 4/1/2019		10,025,000	10,852,062
CommScope, Inc., 144A, 8.25%, 1/15/2019		3,730,000	4,084,350
CyrusOne LP, 144A, 6.375%, 11/15/2022		950,000	990,375
eAccess Ltd., 144A, 8.25%, 4/1/2018		2,720,000	3,046,400
Equinix, Inc.:
7.0%, 7/15/2021		1,920,000	2,131,200
8.125%, 3/1/2018		6,820,000	7,519,050
First Data Corp.:
144A, 6.75%, 11/1/2020		8,955,000	9,044,550
144A, 7.375%, 6/15/2019		2,155,000	2,230,425
144A, 8.875%, 8/15/2020		3,745,000	4,082,050
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		8,650,000	9,450,125
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		2,100,000	2,315,250
7.625%, 6/15/2021		1,910,000	2,172,625
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		1,875,000	1,865,625
SunGard Data Systems, Inc., 144A, 6.625%, 11/1/2019		2,370,000	2,423,325

			70,817,087
Materials 7.9%
APERAM:
144A, 7.375%, 4/1/2016		1,770,000	1,650,525
144A, 7.75%, 4/1/2018		2,135,000	1,878,800
Berry Plastics Corp.:
9.5%, 5/15/2018		3,000,000	3,300,000
9.75%, 1/15/2021		3,510,000	4,045,275
Clearwater Paper Corp., 7.125%, 11/1/2018		3,025,000	3,297,250
Compass Minerals International, Inc., 8.0%, 6/1/2019		3,305,000	3,569,400
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		1,520,000	1,555,559
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		11,480,000	10,389,400
144A, 9.875%, 6/15/2015		1,680,000	1,150,800
Exopack Holding Corp., 10.0%, 6/1/2018		1,915,000	1,733,075
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		2,970,000	3,029,400
144A, 6.375%, 2/1/2016		2,000,000	2,070,000
144A, 6.875%, 4/1/2022		2,125,000	2,172,813
144A, 7.0%, 11/1/2015		3,245,000	3,407,250
144A, 8.25%, 11/1/2019		2,530,000	2,694,450
Greif, Inc., 7.75%, 8/1/2019		910,000	1,051,050
Huntsman International LLC:
144A, 4.875%, 11/15/2020		2,135,000	2,159,019
8.625%, 3/15/2020		580,000	656,850
8.625%, 3/15/2021		3,870,000	4,421,475
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		2,925,000	2,851,875
Ineos Finance PLC:
144A, 7.5%, 5/1/2020		1,520,000	1,592,200
144A, 9.0%, 5/15/2015		180,000	191,250
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		5,405,000	5,607,687
144A, 8.75%, 6/1/2020		1,640,000	1,791,700
JMC Steel Group, 144A, 8.25%, 3/15/2018		2,770,000	2,894,650
Kaiser Aluminum Corp., 8.25%, 6/1/2020		2,370,000	2,583,300
KGHM International Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,358,687
Koppers, Inc., 7.875%, 12/1/2019		3,425,000	3,767,500
LyondellBasell Industries NV, 5.0%, 4/15/2019		3,020,000	3,337,100
Molycorp, Inc., 144A, 10.0%, 6/1/2020		3,715,000	3,454,950
Momentive Performance Materials, Inc.:
144A, 8.875%, 10/15/2020		2,660,000	2,686,600
9.5%, 1/15/2021	EUR	2,965,000	2,856,967
Novelis, Inc.:
8.375%, 12/15/2017		6,785,000	7,480,462
8.75%, 12/15/2020		5,100,000	5,686,500
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,475,672
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,389,000
Polymer Group, Inc., 7.75%, 2/1/2019		2,335,000	2,504,288
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		2,120,000	2,157,100
144A, 8.25%, 1/15/2021		1,380,000	1,411,050
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		1,315,000	1,479,375
144A, 8.375%, 9/15/2021		1,315,000	1,502,388
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,359,300
Wolverine Tube, Inc., 12.0%, 6/28/2014		1,058,921	1,036,684

			129,688,676
Telecommunication Services 13.2%
Altice Finco SA, 144A, 9.875%, 12/15/2020		2,120,000	2,284,300
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		9,845,000	10,607,987
8.375%, 10/15/2020		7,925,000	8,578,812
8.75%, 3/15/2018		3,155,000	3,257,538
CPI International, Inc., 8.0%, 2/15/2018		2,060,000	2,011,075
Cricket Communications, Inc., 7.75%, 10/15/2020		12,260,000	12,505,200
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		7,095,000	7,804,500
144A, 10.5%, 4/15/2018		4,005,000	4,405,500
Digicel Ltd.:
144A, 7.0%, 2/15/2020		800,000	856,000
144A, 8.25%, 9/1/2017		12,540,000	13,417,800
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	4,552,995	1,803
Frontier Communications Corp.:
7.125%, 1/15/2023		3,570,000	3,784,200
7.875%, 4/15/2015		352,000	393,360
8.25%, 4/15/2017		3,170,000	3,661,350
8.5%, 4/15/2020		4,270,000	4,910,500
8.75%, 4/15/2022		7,110,000	8,247,600
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		5,335,000	5,801,812
7.5%, 4/1/2021		7,045,000	7,767,112
8.5%, 11/1/2019		4,825,000	5,404,000
Intelsat Luxembourg SA:
11.25%, 2/4/2017		7,670,000	8,111,025
11.5%, 2/4/2017 (PIK)		16,880,312	17,935,331
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (b)		545,000	580,425
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		6,755,000	7,177,187
7.875%, 9/1/2018		3,260,000	3,528,950
Pacnet Ltd., 144A, 9.25%, 11/9/2015		1,735,000	1,774,038
SBA Communications Corp., 144A, 5.625%, 10/1/2019		1,920,000	2,016,000
SBA Telecommunications, Inc., 144A, 5.75%, 7/15/2020		4,000,000	4,250,000
Sprint Nextel Corp.:
6.0%, 12/1/2016		18,320,000	19,923,000
8.375%, 8/15/2017		2,810,000	3,266,625
9.125%, 3/1/2017		2,880,000	3,391,200
Syniverse Holdings, Inc., 9.125%, 1/15/2019		1,015,000	1,083,513
tw telecom holdings, Inc., 144A, 5.375%, 10/1/2022		2,625,000	2,749,688
Windstream Corp.:
7.0%, 3/15/2019		3,405,000	3,481,613
7.5%, 6/1/2022		17,080,000	18,104,800
7.5%, 4/1/2023		3,810,000	4,010,025
7.75%, 10/15/2020		1,400,000	1,512,000
7.75%, 10/1/2021		3,070,000	3,315,600
7.875%, 11/1/2017		3,775,000	4,246,875
8.125%, 9/1/2018 (b)		1,730,000	1,890,025

			218,048,369
Utilities 2.4%
AES Corp.:
8.0%, 10/15/2017		2,680,000	3,095,400
8.0%, 6/1/2020		4,120,000	4,738,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,530,000	3,900,650
144A, 7.875%, 7/31/2020		2,549,000	2,861,252
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		9,315,000	5,542,425
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		1,115,000	1,257,163
144A, 11.75%, 3/1/2022		10,400,000	11,544,000
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,969,250
NRG Energy, Inc.:
7.625%, 1/15/2018		1,660,000	1,842,600
8.25%, 9/1/2020		540,000	604,800
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		2,295,000	665,550

			39,021,090

Total Corporate Bonds (Cost $1,461,169,267)			1,526,426,879
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Note, 0.75%, 6/15/2014 (c) (Cost $2,015,475)		2,000,000	2,015,546
Loan Participations and Assignments 0.7%
Senior Loans ** 0.4%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		3,500,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		678,877	317,375
Caesars Entertainment Operating Co., Term Loan B6, 5.46%, 1/26/2018		1,854,000	1,659,988
Chesapeake Energy Corp., Term Loan, Zero Coupon, 12/1/2017		3,680,000	3,690,819
Clear Channel Communications, Inc., Term Loan B, 3.862%, 1/29/2016		1,958,568	1,623,467

			7,291,649
Sovereign Loan 0.3%
Vimpel Communications, 144A, 6.493%, 2/2/2016		4,130,000	4,450,075

Total Loan Participations and Assignments (Cost $15,233,738)			11,741,724
Convertible Bonds 0.9%
Consumer Discretionary 0.3%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		3,020,000	5,341,625
MGM Resorts International, 4.25%, 4/15/2015		405,000	428,540

			5,770,165
Industrials 0.1%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026		1,190,000	1,110,419
Materials 0.5%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		7,287,779	8,636,747

Total Convertible Bonds (Cost $11,666,508)			15,517,331
Preferred Securities 0.7%
Financials 0.3%
Citigroup, Inc., Series A, 5.95%, 1/30/2023 (d)		4,695,000	4,753,688
Materials 0.4%
Hercules, Inc., 6.5%, 6/30/2029		6,975,000	6,228,814

Total Preferred Securities (Cost $9,293,628)			10,982,502

	Units	Value ($)
Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (e) (Cost $221,000)	221	768,549

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Trump Entertainment Resorts, Inc.*	366	0
Vertis Holdings, Inc.*	4,521	0

		0
Industrials 0.0%
Congoleum Corp.*	135,300	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*	136,705	62,201
GEO Specialty Chemicals, Inc. 144A*	12,448	5,664
Wolverine Tube, Inc.*	46,935	850,462

		918,327

Total Common Stocks (Cost $2,858,155)		918,327
Preferred Stock 0.4%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $6,823,888)	7,480	7,346,997
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	7,982	1,357
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	672,806	300,071
Hercules Trust II, Expiration Date 3/31/2029*	6,700	58,509

		358,580

Total Warrants (Cost $1,482,531)		359,937
Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 0.20% (f) (g) (Cost $20,124,843)	20,124,843	20,124,843
Cash Equivalents 3.0%
Central Cash Management Fund, 0.15% (f) (Cost $49,261,917)	49,261,917	49,261,917

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,580,150,950) †	99.7	1,645,464,552
Notes Payable	(0.1)	(1,730,000)
Other Assets and Liabilities, Net	0.4	6,806,862

Net Assets	100.0	1,650,541,414

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Buffets, Inc.*	LIBOR Plus 9.25%	4/22/2015	678,877	USD	660,638	317,375
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	4,552,995	EUR	6,197,952	1,803
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	3,640,000	USD	3,678,588	2,275
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	2,522,281	EUR	715,282	0
					14,761,429	321,453

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2012.

†
The cost for federal income tax purposes was $1,590,833,684.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $54,630,868.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $97,485,391 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,854,523.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2012 amounted to $19,350,261, which is 1.2% of net assets.
(c)	At December 31, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	221,000	768,549	0.05

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At December 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	3,025,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	103,962	37,078	66,884
6/21/2010 9/20/2013	3,055,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	104,994	(106,925)	211,919
6/21/2010 9/20/2013	4,155,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	142,798	(119,456)	262,254
6/21/2010 9/20/2013	2,400,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	82,482	(69,000)	151,482
6/21/2010 9/20/2015	4,270,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	428,776	(76,117)	504,893
6/21/2010 9/20/2015	1,500,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	150,624	(142,500)	293,124
6/21/2010 9/20/2015	1,650,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	165,686	(148,500)	314,186
6/21/2010 9/20/2015	780,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	78,324	(62,400)	140,724
6/21/2010 9/20/2015	900,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	90,374	(62,061)	152,435
6/20/2011 9/20/2015	7,000,0002	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	608,718	242,309	366,409
12/20/2010 3/20/2016	5,000,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	561,760	322,350	239,410
12/20/2010 3/20/2016	10,000,0002	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	896,051	357,730	538,321
3/21/2011 6/20/2016	5,530,0004	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	482,183	143,544	338,639
3/21/2011 6/20/2016	8,915,0006	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	1,208,764	741,140	467,624
6/20/2011 9/20/2016	3,670,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	18,524	101,726	(83,202)
9/20/2011 12/20/2016	2,400,0006	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	306,770	85,381	221,389
9/20/2011 12/20/2016	2,300,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	(6,800)	(35,644)	28,844
9/20/2011 12/20/2016	1,535,0002	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	(4,538)	(23,788)	19,250
12/20/2011 3/20/2017	3,450,0005	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	384,580	122,633	261,947
9/20/2012 12/20/2017	4,730,0007	5.0%	Sell General Motors Co.,	432,213	349,337	82,876
9/20/2012 12/20/2017	10,000,0004	5.0%	Markit Dow Jones CDX North America High Yield Index,	72,986	(42,945)	115,931
9/20/2012 12/20/2017	10,000,0001	5.0%	Markit Dow Jones CDX North America High Yield Index,	72,986	3,088	69,898
Total unrealized appreciation					4,765,237

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Citigroup, Inc.
2	The Goldman Sachs & Co.
3	Bank of America
4	JPMorgan Chase Securities, Inc.
5	Credit Suisse
6	Barclays Bank PLC
7	UBS AG

At December 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	43,741,300	USD	57,952,892	1/30/2013	200,782	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$1,525,390,195	$1,036,684	$1,526,426,879
Government & Agency Obligation	—	2,015,546	—	2,015,546
Loan Participations and Assignments	—	11,741,724	0	11,741,724
Convertible Bonds	—	6,880,584	8,636,747	15,517,331
Preferred Security	—	10,982,502	—	10,982,502
Other Investments	—	—	768,549	768,549
Common Stocks(j)	—	—	918,327	918,327
Preferred Stock	—	7,346,997	—	7,346,997
Warrants(j)	—	—	359,937	359,937
Short-Term Investments(j)	69,386,760	—	—	69,386,760
Derivatives(k)
Credit Default Swap Contracts	—	4,848,439	—	4,848,439
Forward Foreign Currency Contracts	—	200,782	—	200,782
Total	$69,386,760	$1,569,406,769	$11,720,244	$1,650,513,773
Liabilities
Derivatives(k)
Credit Default Swap Contracts	$—	$(83,202)	$—	$(83,202)
Total	$—	$(83,202)	$—	$(83,202)

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Convertible Bonds	Preferred Security			Loan Participations and Assignments
Balance as of September 30, 2011	$8,211,084	$7,117,974	$	$ 6,347,250		$0
Realized gain (loss)	(22,525)	—		—		—
Change in unrealized appreciation (depreciation)	10,414	1,501,661		—		0
Amortization premium/discount	12,111	17,112		—		—
Purchases	—	—		—		—
(Sales)	(7,174,400)	—		—		—
Transfers into Level 3	—	—		(6,347,250	)(l)	—
Transfers (out) of Level 3	—	—		—		—
Balance as of December 31, 2012	$1,036,684	$8,636,747	$	$ —		$0
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2012	$10,414	$1,501,661		$—		$0

	Other Investments	Common Stocks	Warrants	Total
Balance as of September 30, 2011	$768,549	$1,189,413	$307,647		$23,941,917
Realized gain (loss)	—	—	—		(22,525)
Change in unrealized appreciation (depreciation)	—	(271,086)	52,290		1,293,279
Amortization premium/discount	—	—	—		29,223
Purchases	—	—	—		—
(Sales)	—	—	—		(7,174,400)
Transfers into Level 3	—	—	—		(6,347,250)
Transfers (out) of Level 3	—	—	—		—
Balance as of December 31, 2012	$768,549	$918,327	$359,937		$11,720,244
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2012	$—	$(818,636)	$298,537	$	$ 991,976

Transfers between price levels are recognized at the beginning of the reporting period.
(l)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$4,765,237	$—
Foreign Exchange Contracts	$—	$200,782

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013